EARNINGS PER SHARE - Reconciliation (Q1) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended									9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (212)	$ (17,867)	$ 1,262	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 4,153	$ (13,714)	$ (11,230)
Less: Net income attributable to non-controlling interests	(93)	(7,481)									(6,363)
Net income (loss) attributable to Digital Media Solutions, Inc.	$ (119)	$ (10,386)	$ (1,201)	$ 2,134	$ 757	$ (2,233)	$ (9,492)	$ (111)	$ 606	$ 1,690	$ (8,696)	$ (11,230)
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)	33,241
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)	33,241
Earnings per share of Class A Common Stock - basic (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Earnings per share of Class A Common Stock - diluted (usd per share)	$ 0.00	$ (0.32)	$ (0.04)
Class A Common Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted-average shares of Class A Common Stock outstanding - basic (in shares)	33,241
Weighted-average shares of Class A Common Stock outstanding - diluted (in shares)	33,241
Earnings per share of Class A Common Stock - basic (usd per share)	$ 0
Earnings per share of Class A Common Stock - diluted (usd per share)	$ 0